Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	13,336,000
Proposed Maximum Offering Price per Unit	8.98
Maximum Aggregate Offering Price	$ 119,757,280.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,538.48
Offering Note	Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of 8,000,000 shares of Common Stock held by the Selling Stockholder and 5,336,000 shares of Common Stock issuable upon exercise of the PIPE Warrant.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) and Rule 457(c) of the Securities Act, and in the case of the shares underlying the PIPE Warrant, Rule 457(g) of the Securities Act, on the basis of the average of the high ($9.44) and low ($8.51) sales prices of the Common Stock as reported on the Nasdaq Stock Market on April 30, 2026, which date is within five business days prior to filing this Registration Statement.